ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Retirement Benefits [Abstract]
Non-current liabilities	$ 43,541		$ 51,575
Accrued post-employment and termination benefits	8,809		9,338
Cash payments	$ 9,475	¥ 67,030	$ 10,606	¥ 71,450	$ 11,849	¥ 76,460